DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5:-	DERIVATIVE INSTRUMENTS

The Company enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and related expenses that are designated as cash flow hedges) in currencies other than U.S. dollar, and forecasted revenues denominated in Euro. The net income (loss) recognized in "Financial income (expense), net" during the years ended December 31, 2018, 2017 and 2016 was $ 1,480, $ (1,801) and $ 286, respectively.

The Company currently hedges such future exposures for a maximum period of one year. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company records all derivatives on the consolidated balance sheets at fair value in accordance with ASC No. 820 at Level 2. The effective portion of cash flow hedges are recorded in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of cash flow hedges are adjusted to fair value through earnings in financial income (expenses), net. The Company does not enter into derivative transactions for trading purposes.

The Company had a net unrealized income (loss) associated with cash flow hedges of $ (418) and $ 159 recorded in other comprehensive loss as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, the Company had outstanding hedge transactions in the amount of $ 20,816 and $ 14,994, respectively.

The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2018 and 2017, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2018	2017

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$56	$160
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(474)	(1)

Total derivatives designated as hedging instruments	Other Comprehensive income (loss)	$(418)	$159

Gain or loss on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive loss to operating expenses for the years ended December 31, 2018, 2017 and 2016 were $ 903, $ (796) and $ (242), respectively.

Non-designated hedges:

The Company also uses foreign currency forward contracts to mitigate variability in gains and losses generated from the re-measurement of certain monetary assets and liabilities denominated in foreign currencies. These derivatives do not qualify for special hedge accounting treatment. These derivatives are carried at fair value with changes recorded in financial income, net. Changes in the fair value of these derivatives are largely offset by re-measurement of the underlying assets and liabilities. Cash flows from such derivatives are classified as operating activities. The derivatives have maturities of approximately twelve months. As of December 31, 2018 and 2017, the Company’s transactions were $ 16,023 and $ 24,593, respectively.

The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2018 and 2017, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2018	2017

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$94	$6
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	-	(147)

Total derivatives non-designated as hedging instruments		94	(141)